Taxation - Summary of Factors Affecting Our Taxation Expense for the Year (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Factors Affecting Our Taxation Expense For The Year [Line Items]
Profit before taxation	£ 2,666	£ 2,616	£ 2,354
Expected taxation expense at UK rate of 19% (2017/18: 19%, 2016/17: 20%)	(506)	(497)	(471)
(Higher) lower taxes on non-UK profits	(7)	(8)	(29)
Net permanent differences between tax and accounting	(36)	(100)	(183)
Adjustments in respect of earlier years	8	3	59
Prior year non-UK losses used against current year profits	21	16	120
Non-UK losses not recognised		(9)	(8)
Lower taxes on profit on disposal of business			3
Re-measurement of deferred tax balances	13	11	63
Total taxation expense	(507)	(584)	(446)
Total taxation expense before specific items	(619)	(671)	(663)
Before Specific Items [Member]
Disclosure Of Factors Affecting Our Taxation Expense For The Year [Line Items]
Profit before taxation	3,230	3,444	3,532
Total taxation expense	(619)	(671)	(663)
Exclude specific items (note 10)	£ (112)	£ (87)	£ (217)